Interim consolidated statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 43,760	€ 45,651
Goodwill and Intangible assets	36,589	36,168
Property, Plant and Equipment	2,855	3,248
Non-current Trade and Other receivables	0	2,209
Non-current Grant receivables	4,094	3,764
Other non-current assets	222	262
CURRENT ASSETS	19,380	34,292
Trade and Other Receivables	757	668
Current Grant receivables	2,814	1,395
Other current assets	1,424	2,211
Short-term investments	0	0
Cash and cash equivalents	14,385	30,018
TOTAL ASSETS	63,140	79,943
EQUITY	30,650	43,639
Share Capital	78,585	78,585
Share premium	6,317	6,317
Other reserves	34,239	33,172
Capital reduction reserve	234,562	234,562
Accumulated deficit	(323,053)	(308,997)
NON-CURRENT LIABILITIES	21,134	22,477
Bank loans	0
Lease liabilities	1,381	1,730
Recoverable Cash advances (RCAs)	5,971	5,851
Contingent consideration payable and other financial liabilities	13,551	14,679
Post-employment benefits	53	53
Other non-current liabilities	178	164
CURRENT LIABILITIES	11,356	13,827
Bank loans		0
Lease liabilities	783	902
Recoverable Cash advances (RCAs)	669	362
Trade payables	6,008	6,611
Other current liabilities	3,896	5,952
TOTAL EQUITY AND LIABILITIES	€ 63,140	€ 79,943